Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Reconciliation of Changes in Property Plant and Equipment

Supporting Information

			Machinery	Mine
	Land and	Buildings and	and	Development	Assets Under
Improvements		Improvements	Equipment	Costs	Construction	Total
Useful life range (years)	3 – 80	1 – 60	1 – 80	n/a	n/a
Carrying amount – December 31, 2018	1,018	6,044	9,882	709	1,143	18,796
ROU assets recognized on adoption of IFRS 16	48	307	704	-	-	1,059
Acquisitions (Note 4)	17	136	61	-	37	251
Additions	14	30	225	-	1,487	1,756
Additions – ROU	-	22	177	-	-	199
Disposals	(3)	(5)	(84)	-	-	(92)
Transfers	108	145	932	110	(1,295)	-
Foreign currency translation and other	(4)	(37)	(14)	5	6	(44)
Depreciation	(36)	(187)	(1,004)	(77)	-	(1,304)
Depreciation – ROU	(2)	(46)	(186)	-	-	(234)
Impairment	-	-	(52)	-	-	(52)
Carrying amount – December 31, 2019	1,160	6,409	10,641	747	1,378	20,335
Balance – December 31, 2019 comprised of:
Cost	1,474	8,207	18,548	2,068	1,378	31,675
Accumulated depreciation and
impairments	(314)	(1,798)	(7,907)	(1,321)	-	(11,340)
Carrying amount – December 31, 2019	1,160	6,409	10,641	747	1,378	20,335
Balance – December 31, 2019 comprised of:
Owned property, plant and equipment	1,117	6,065	9,973	747	1,378	19,280
ROU assets	43	344	668	-	-	1,055
Carrying amount – December 31, 2019	1,160	6,409	10,641	747	1,378	20,335
Carrying amount – December 31, 2017	612	4,184	6,744	979	452	12,971
Merger impact (Note 4)	396	2,695	4,042	-	326	7,459
Other acquisitions	10	31	66	-	-	107
Additions	41	61	327	42	975	1,446
Disposals	(3)	(14)	(30)	-	-	(47)
Transfers	10	30	538	18	(596)	-
Foreign currency translation and other	(9)	28	(21)	10	(14)	(6)
Depreciation	(33)	(195)	(1,032)	(65)	-	(1,325)
Impairment	(6)	(776)	(752)	(275)	-	(1,809)
Carrying amount – December 31, 2018	1,018	6,044	9,882	709	1,143	18,796
Balance – December 31, 2018 comprised of:
Cost	1,294	7,617	16,806	1,954	1,143	28,814
Accumulated depreciation and
impairments	(276)	(1,573)	(6,924)	(1,245)	-	(10,018)
Carrying amount – December 31, 2018	1,018	6,044	9,882	709	1,143	18,796

Summary of Depreciation of Property Plant and Equipment

Depreciation of property, plant and equipment was included in the following:

	2019	2018
Freight, transportation and distribution	137	15
Cost of goods sold	1,008	1,016
Selling expenses	344	259
General and administrative expenses	40	35
	1,529	1,325
Depreciation recorded in inventory	161	108
	1,690	1,433